Cover	Jul. 13, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2021
Entity File Number	001-13293
Entity Registrant Name	The Hillman Companies, Inc.
Entity Central Index Key	0001029831
Entity Tax Identification Number	26-2874736
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10590 Hamilton Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45231
City Area Code	513
Local Phone Number	851-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Junior Subordinated Debt [Member]
Document Information [Line Items]
Title of 12(b) Security	11.6% Junior Subordinated Debentures
Trading Symbol	HLM_P
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Securities Guaranty
Trading Symbol	HLM_P
Security Exchange Name	NYSE